Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,690,287)	$ (3,501,518)	$ (1,655,903)
Adjustments to reconcile net loss to cash (used in) operating activities:
Depreciation and amortization	797,656	693,531	303,269
Bad debt written-off			105,204
Options issued		667,016
Change in operating assets and liabilities
Accounts receivable	290,569	1,119,804	(697,873)
Inventories	(7,647)	(586,551)	535,182
Prepayments	(306,050)	(1,412,318)	(180,974)
Deposits	(301)	(71,188)	2,525
Other receivables	95,031	20,627	268,621
Accounts payable	(71,823)	(67,945)	(1,631,595)
Advance from customers	11	(6,364)	(216,269)
Other payables and accruals	(134,159)	(50,253)	(960,292)
Taxes payable	(15,081)	31,972
Operating lease liabilities			(42,771)
Net cash (used in) operating activities	(3,042,081)	(3,163,187)	(4,170,876)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(115,161)	(1,360,274)	(4,181,724)
Net cash (used in) investing activities	(115,161)	(1,360,274)	(4,181,724)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from IPO			18,048,369
Payments of principal finance lease			(8,391)
Proceeds from short-term loan			1,964,072
Repayments of short-term loan			(1,964,072)
Proceeds from bank borrowings	36,808
Repayments of bank borrowings	(81,365)	(154,976)	(642,176)
Net cash (used in) provided by financing activities	(44,557)	(154,976)	17,397,802
EFFECT OF EXCHANGE RATE ON CASH	(1,020)	(3,484)	(10,680)
NET (DECREASE) INCREASE IN CASH	(3,202,819)	(4,681,921)	9,034,522
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	4,483,730	9,165,651	131,129
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,280,911	4,483,730	9,165,651
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	16,559	18,859	208,565
Cash paid for income taxes	$ 55,085	$ 125,067